Advances to suppliers - forestry partnership programs (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Advances to suppliers - forestry partnership programs
At the beginning of the year	BRL 664,381	BRL 630,562
Advances made	71,931	125,041
Wood harvested	(55,692)	(60,702)
Transfers to forests	(35,543)	(30,545)
Foreign exchange	(383)	(25)
At the end of the year	BRL 645,460	BRL 664,381